UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04367
Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Michael G.

Clarke
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800)

345-6611
Date of fiscal year end:
Last Day of

August
Date of reporting period:
August 31, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders

Columbia Contrarian Core Fund
Class A / LCCAX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about Columbia Contrarian Core Fund (the Fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 105	0.98%
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer discretionary, financials, and industrials sectors boosted the Fund’s performance most during the annual period.
Allocations
| A larger allocation to the communication services sector and smaller allocations to the real estate and consumer staples sectors bouyed Fund performance relative to the benchmark during the annual period.
Individual holdings
| Positions in Tapestry, the parent company of fashion brands Coach New York, Kate Spade, and Stuart Weitzman; eBay, an e-commerce company operating an online auction platform; NVIDIA, a semiconductor company that is a leading provider of artificial intelligence hardware and software; videogame producer Take-Two Interactive; and airline manufacturer Boeing, were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection

I

Selections in the information technology, health care, and consumer staples sectors hurt the Fund’s relative performance during the annual period.
Allocations
| A larger weighting to the health care sector and a smaller weighting to the consumer discretionary sector detracted from Fund performance.
Individual holdings
| Fund positions in Elevance Health, a for-profit health insurance provider; Newmont, a gold mining company; chipmaker ON Semiconductor; Coty, a beauty company specializing in fragrance, skincare and makeup; and BioMarin, a pharmaceutical company, were among the top detractors from Fund performance.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class A shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	14.79	14.65	13.80
Class A (including sales charges )	8.20	13.30	13.12
Russell 1000 ® Index	16.24	14.34	14.33
The Fund's past performance is not a good predictor of the Fund's future performance.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 15,551,404,520
Total number of portfolio holdings	77
Management services fees (represents 0.60% of Fund average net assets)	$ 87,602,264
Portfolio turnover for the reporting period	48%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	8.6%
Microsoft Corp.	8.1%
Apple, Inc.	5.8%
Amazon.com, Inc.	4.8%
Meta Platforms, Inc., Class A	3.4%
Alphabet, Inc., Class A	2.6%
JPMorgan Chase & Co.	2.4%
Alphabet, Inc., Class C	2.4%
Broadcom, Inc.	2.2%
Bank of America Corp.	2.1%
Asset Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report
or
scan
the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Contrarian Core Fund | Class A

|

ASR133_01_(10/25)

Columbia Contrarian Core Fund
Class C / LCCCX
Annual Shareholder Report | August 31, 2025
This
annual shareholder report
 contains important information about Columbia Contrarian Core Fund (the Fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 185	1.73%
Management's Discussion of Fund Performance
The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer discretionary, financials, and industrials sectors boosted the Fund’s performance most during the annual period.
Allocations
| A larger allocation to the communication services sector and smaller allocations to the real estate and consumer staples sectors bouyed Fund performance relative to the benchmark during the annual period.
Individual holdings
| Positions in Tapestry, the parent company of fashion brands Coach New York, Kate Spade, and Stuart Weitzman; eBay, an e-commerce company operating an online auction platform; NVIDIA, a semiconductor company that is a leading provider of artificial intelligence hardware and software; videogame producer Take-Two Interactive; and airline manufacturer Boeing, were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection

I

Selections in the information technology, health care, and consumer staples sectors hurt the Fund’s relative performance during the annual period.
Allocations
| A larger weighting to the health care sector and a smaller weighting to the consumer discretionary sector detracted from Fund performance.
Individual holdings
| Fund positions in Elevance Health, a for-profit health insurance provider; Newmont, a gold mining company; chipmaker ON Semiconductor; Coty, a beauty company specializing in fragrance, skincare and makeup; and BioMarin, a pharmaceutical company, were among the top detractors from Fund performance.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class C shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	13.93	13.79	12.95
Class C (including sales charges)	12.93	13.79	12.95
Russell 1000 ® Index	16.24	14.34	14.33
The Fund's past performance is not a good predictor of the Fund's future performance.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 15,551,404,520
Total number of portfolio holdings	77
Management services fees (represents 0.60% of Fund average net assets)	$ 87,602,264
Portfolio turnover for the reporting period	48%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	8.6%
Microsoft Corp.	8.1%
Apple, Inc.	5.8%
Amazon.com, Inc.	4.8%
Meta Platforms, Inc., Class A	3.4%
Alphabet, Inc., Class A	2.6%
JPMorgan Chase & Co.	2.4%
Alphabet, Inc., Class C	2.4%
Broadcom, Inc.	2.2%
Bank of America Corp.	2.1%
Asset Categories
Equity Sector Allocation
Availability
of
Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at
the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Contrarian Core Fund | Class C

|

ASR133_04_(10/25)

Columbia Contrarian Core Fund
Institutional Class / SMGIX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about Columbia Contrarian Core Fund (the Fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 78	0.73%
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer discretionary, financials, and industrials sectors boosted the Fund’s performance most during the annual period.
Allocations
| A larger allocation to the communication services sector and smaller allocations to the real estate and consumer staples sectors bouyed Fund performance relative to the benchmark during the annual period.
Individual holdings
| Positions in Tapestry, the parent company of fashion brands Coach New York, Kate Spade, and Stuart Weitzman; eBay, an e-commerce company operating an online auction platform; NVIDIA, a semiconductor company that is a leading provider of artificial intelligence hardware and software; videogame producer Take-Two Interactive; and airline manufacturer Boeing, were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection

I

Selections in the information technology, health care, and consumer staples sectors hurt the Fund’s relative performance during the annual period.
Allocations
| A larger weighting to the health care sector and a smaller weighting to the consumer discretionary sector detracted from Fund performance.
Individual holdings
| Fund positions in Elevance Health, a for-profit health insurance provider; Newmont, a gold mining company; chipmaker ON Semiconductor; Coty, a beauty company specializing in fragrance, skincare and makeup; and BioMarin, a pharmaceutical company, were among the top detractors from Fund performance.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	15.06	14.94	14.08
Russell 1000 ® Index	16.24	14.34	14.33
The Fund's past performance is not a good predictor of the Fund's future performance.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 15,551,404,520
Total number of portfolio holdings	77
Management services fees (represents 0.60% of Fund average net assets)	$ 87,602,264
Portfolio turnover for the reporting period	48%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	8.6%
Microsoft Corp.	8.1%
Apple, Inc.	5.8%
Amazon.com, Inc.	4.8%
Meta Platforms, Inc., Class A	3.4%
Alphabet, Inc., Class A	2.6%
JPMorgan Chase & Co.	2.4%
Alphabet, Inc., Class C	2.4%
Broadcom, Inc.	2.2%
Bank of America Corp.	2.1%
Asset Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc.,
member
FINRA, and managed by Columbia Management Investment Advisers,
LLC.
Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Contrarian Core Fund | Institutional Class

|

ASR133_08_(10/25)

Columbia Contrarian Core Fund
Institutional 2 Class / COFRX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about Columbia Contrarian Core Fund (the Fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 71	0.66%
Management's Discussion of Fund Performance
The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer discretionary, financials, and industrials sectors boosted the Fund’s performance most during the annual period.
Allocations
| A larger allocation to the communication services sector and smaller allocations to the real estate and consumer staples sectors bouyed Fund performance relative to the benchmark during the annual period.
Individual holdings
| Positions in Tapestry, the parent company of fashion brands Coach New York, Kate Spade, and Stuart Weitzman; eBay, an e-commerce company operating an online auction platform; NVIDIA, a semiconductor company that is a leading provider of artificial intelligence hardware and software; videogame producer Take-Two Interactive; and airline manufacturer Boeing, were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection

I

Selections in the information technology, health care, and consumer staples sectors hurt the Fund’s relative performance during the annual period.
Allocations
| A larger weighting to the health care sector and a smaller weighting to the consumer discretionary sector detracted from Fund performance.
Individual holdings
| Fund positions in Elevance Health, a for-profit health insurance provider; Newmont, a gold mining company; chipmaker ON Semiconductor; Coty, a beauty company specializing in fragrance, skincare and makeup; and BioMarin, a pharmaceutical company, were among the top detractors from Fund performance.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional 2 Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	15.13	15.02	14.18
Russell 1000 ® Index	16.24	14.34	14.33
The Fund's past performance is not a good predictor of the Fund's future performance.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 15,551,404,520
Total number of portfolio holdings	77
Management services fees (represents 0.60% of Fund average net assets)	$ 87,602,264
Portfolio turnover for the reporting period	48%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	8.6%
Microsoft Corp.	8.1%
Apple, Inc.	5.8%
Amazon.com, Inc.	4.8%
Meta Platforms, Inc., Class A	3.4%
Alphabet, Inc., Class A	2.6%
JPMorgan Chase & Co.	2.4%
Alphabet, Inc., Class C	2.4%
Broadcom, Inc.	2.2%
Bank of America Corp.	2.1%
Asset Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global
brand
name of the Columbia
and
Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Contrarian Core Fund | Institutional 2 Class

|

ASR133_15_(10/25)

Columbia Contrarian Core Fund
Institutional 3 Class / COFYX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about Columbia Contrarian Core Fund (the Fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 65	0.61%
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer discretionary, financials, and industrials sectors boosted the Fund’s performance most during the annual period.
Allocations
| A larger allocation to the communication services sector and smaller allocations to the real estate and consumer staples sectors bouyed Fund performance relative to the benchmark during the annual period.
Individual holdings
| Positions in Tapestry, the parent company of fashion brands Coach New York, Kate Spade, and Stuart Weitzman; eBay, an e-commerce company operating an online auction platform; NVIDIA, a semiconductor company that is a leading provider of artificial intelligence hardware and software; videogame producer Take-Two Interactive; and airline manufacturer Boeing, were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection

I

Selections in the information technology, health care, and consumer staples sectors hurt the Fund’s relative performance during the annual period.
Allocations
| A larger weighting to the health care sector and a smaller weighting to the consumer discretionary sector detracted from Fund performance.
Individual holdings
| Fund positions in Elevance Health, a for-profit health insurance provider; Newmont, a gold mining company; chipmaker ON Semiconductor; Coty, a beauty company specializing in fragrance, skincare and makeup; and BioMarin, a pharmaceutical company, were among the top detractors from Fund performance.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional 3 Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	15.22	15.08	14.23
Russell 1000 ® Index	16.24	14.34	14.33
The Fund's past performance is not a good predictor of the Fund's future performance.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 15,551,404,520
Total number of portfolio holdings	77
Management services fees (represents 0.60% of Fund average net assets)	$ 87,602,264
Portfolio turnover for the reporting period	48%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	8.6%
Microsoft Corp.	8.1%
Apple, Inc.	5.8%
Amazon.com, Inc.	4.8%
Meta Platforms, Inc., Class A	3.4%
Alphabet, Inc., Class A	2.6%
JPMorgan Chase & Co.	2.4%
Alphabet, Inc., Class C	2.4%
Broadcom, Inc.	2.2%
Bank of America Corp.	2.1%
Asset Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the Fund, incl
uding
its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The
Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Contrarian Core Fund | Institutional 3 Class

|

ASR133_17_(10/25)

Columbia Contrarian Core Fund
Class R / CCCRX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about Columbia Contrarian Core Fund (the Fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$ 132	1.23%
Management's Discussion of Fund Performance
The performance of Class R shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer discretionary, financials, and industrials sectors boosted the Fund’s performance most during the annual period.
Allocations
| A larger allocation to the communication services sector and smaller allocations to the real estate and consumer staples sectors bouyed Fund performance relative to the benchmark during the annual period.
Individual holdings
| Positions in Tapestry, the parent company of fashion brands Coach New York, Kate Spade, and Stuart Weitzman; eBay, an e-commerce company operating an online auction platform; NVIDIA, a semiconductor company that is a leading provider of artificial intelligence hardware and software; videogame producer Take-Two Interactive; and airline manufacturer Boeing, were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection

I

Selections in the information technology, health care, and consumer staples sectors hurt the Fund’s relative performance during the annual period.
Allocations
| A larger weighting to the health care sector and a smaller weighting to the consumer discretionary sector detracted from Fund performance.
Individual holdings
| Fund positions in Elevance Health, a for-profit health insurance provider; Newmont, a gold mining company; chipmaker ON Semiconductor; Coty, a beauty company specializing in fragrance, skincare and makeup; and BioMarin, a pharmaceutical company, were among the top detractors from Fund performance.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class R shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class R	14.50	14.37	13.51
Russell 1000 ® Index	16.24	14.34	14.33
The Fund's past performance is not a good predictor of the Fund's future performance.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 15,551,404,520
Total number of portfolio holdings	77
Management services fees (represents 0.60% of Fund average net assets)	$ 87,602,264
Portfolio turnover for the reporting period	48%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted
.
The
Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	8.6%
Microsoft Corp.	8.1%
Apple, Inc.	5.8%
Amazon.com, Inc.	4.8%
Meta Platforms, Inc., Class A	3.4%
Alphabet, Inc., Class A	2.6%
JPMorgan Chase & Co.	2.4%
Alphabet, Inc., Class C	2.4%
Broadcom, Inc.	2.2%
Bank of America Corp.	2.1%
Asset Categories
Equity Sector Allocation

Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Contrarian Core Fund | Class R

|

ASR133_12_(10/25)

Columbia Contrarian Core Fund
Class S / SMGEX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about Columbia Contrarian Core Fund (the Fund) for the period of October 2, 2024 to August 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 71 (a)	0.73% (b)
(a)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
(b)	Annualized.
Management's Discussion of Fund Performance
The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer discretionary, financials, and industrials sectors boosted the Fund’s performance most during the annual period.
Allocations
| A larger allocation to the communication services sector and smaller allocations to the real estate and consumer staples sectors bouyed Fund performance relative to the benchmark during the annual period.
Individual holdings
| Positions in Tapestry, the parent company of fashion brands Coach New York, Kate Spade, and Stuart Weitzman; eBay, an e-commerce company operating an online auction platform; NVIDIA, a semiconductor company that is a leading provider of artificial intelligence hardware and software; videogame producer Take-Two Interactive; and airline manufacturer Boeing, were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection

I

Selections in the information technology, health care, and consumer staples sectors hurt the Fund’s relative performance during the annual period.
Allocations
| A larger weighting to the health care sector and a smaller weighting to the consumer discretionary sector detracted from Fund performance.
Individual holdings
| Fund positions in Elevance Health, a for-profit health insurance provider; Newmont, a gold mining company; chipmaker ON Semiconductor; Coty, a beauty company specializing in fragrance, skincare and makeup; and BioMarin, a pharmaceutical company, were among the top detractors from Fund performance.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class S shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class S (a)	15.06	14.94	14.08
Russell 1000 ® Index	16.24	14.34	14.33
(a)
The returns shown for periods prior to October 2, 2024 (including Since Fund Inception returns, if shown) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

The Fund's past performance is not a good predictor of the Fund's future performance.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key
Fund
Statistics
Fund net assets	$ 15,551,404,520
Total number of portfolio holdings	77
Management services fees (represents 0.60% of Fund average net assets)	$ 87,602,264
Portfolio turnover for the reporting period	48%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted
. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	8.6%
Microsoft Corp.	8.1%
Apple, Inc.	5.8%
Amazon.com, Inc.	4.8%
Meta Platforms, Inc., Class A	3.4%
Alphabet, Inc., Class A	2.6%
JPMorgan Chase & Co.	2.4%
Alphabet, Inc., Class C	2.4%
Broadcom, Inc.	2.2%
Bank of America Corp.	2.1%
Asset Categories
Equity Sector Allocation

Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Contrarian Core Fund | Class S

|

ASR133_16_(10/25)

Item 2. Code of Ethics.

The registrant has adopted a code of ethics (the “Code”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. During the period covered by this report, there were not any amendments to a provision of the Code that relates to any element of the code of ethics definition enumerated in paragraph (b) of Item 2 of Form N-CSR. During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the Code that relates to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR. A copy of the Code is attached hereto.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that J. Kevin Connaughton, Brian J. Gallagher, Douglas A. Hacker, David M. Moffett and Sandra L. Yeager qualify as “audit committee financial experts,” as such term is defined in Form N-CSR. Mr. Connaughton, Mr. Gallagher, Mr. Hacker, Mr. Moffett and Ms. Yeager, are also each “independent” members of the Audit Committee pursuant to paragraph (a)(2) of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The Registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for the series of the relevant registrant whose reports to shareholders are included in this annual filing.

	Amount billed to the registrant ($)		Amount billed to the registrant's investment advisor ($)
	August 31, 2025	August 31, 2024	August 31, 2025	August 31, 2024
Audit fees (a)	32,423	31,493	0	0
Audit-related fees (b)	0	2,500	0	0
Tax fees (c)	14,709	13,795	0	0
All other fees (d)	0	0	0	0
Non-audit fees (g)	0	0	474,000	581,000

(a)    Audit Fees include amounts related to the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b)    Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported in Audit Fees above.

(c)    Tax Fees include amounts for the review of annual tax returns, the review of required shareholder distribution calculations and typically include amounts for professional services by the principal accountant for tax compliance, tax advice, tax planning and foreign tax filings, if applicable.

(d)    All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above and typically include SOC-1 reviews.

(e)(1) Audit Committee Pre-Approval Policies and Procedures
The registrant’s Audit Committee is required to pre-approve the engagement of the registrant’s independent auditors to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (excluding any sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser (the “Adviser”) or any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund (a “Control Affiliate”) if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Auditors for Audit and Non-Audit Services (the “Policy”). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant’s independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant (“Fund Services”); (ii) non-audit services to the registrant’s Adviser and any Control Affiliates, that relates directly to the operations and financial reporting of a Fund (“Fund-related Adviser Services”); and (iii) certain other audit and non-audit services to the registrant’s Adviser and its Control Affiliates. A service will require specific pre-approval by the Audit Committee if it is to be provided by the Fund’s independent auditor; provided, however, that pre-approval of non-audit services to the Fund, the Adviser or Control Affiliates may be waived if certain de minimis requirements set forth in the SEC’s rules are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre-designated member or members who are independent board members.  The member(s) to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regular meeting. The Audit Committee's responsibilities with respect to the pre-approval of services performed by the independent auditor may not be delegated to management.

On an annual basis, at a regularly scheduled Audit Committee meeting, the Fund’s Treasurer or other Fund officer shall submit to the Audit Committee a schedule of the types of Fund Services and Fund-related Adviser Services that are subject to specific pre-approval. This schedule will provide a description of each type of service that is subject to specific pre-approval, along with total projected fees for each service.  The pre-approval will generally cover a one-year period. The Audit Committee will review and approve the types of services and the projected fees for the next one-year period and may add to, or subtract from, the list of pre-approved services from time to time, based on subsequent determinations.  This specific approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent auditor will be permitted to perform and the projected fees for each service.

The Fund’s Treasurer or other Fund officer shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services provided since the last such report was rendered, including a description of the services, by category, with forecasted fees for the annual reporting period, proposed changes requiring specific pre-approval and a description of services provided by the independent auditor, by category, with actual fees during the current reporting period.

(e)(2) None, or 0%, of the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund or affiliated entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

(f)    Not applicable.

(g)    The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)    The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

(i)    Not applicable.

(j)    Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Contrarian Core Fund
Annual Financial Statements and Additional Information
August 31, 2025

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Contrarian Core Fund | 2025

Portfolio of Investments
August 31, 2025
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.9%
Issuer	Shares	Value ($)
Communication Services 13.7%
Entertainment 3.5%
Electronic Arts, Inc.	1,542,334	265,204,331
Take-Two Interactive Software, Inc.(a)	415,903	97,017,693
Walt Disney Co. (The)	1,484,770	175,767,073
Total		537,989,097
Interactive Media & Services 9.2%
Alphabet, Inc., Class A	1,924,822	409,813,852
Alphabet, Inc., Class C	1,714,407	366,077,327
Meta Platforms, Inc., Class A	722,147	533,449,989
Pinterest, Inc., Class A(a)	3,506,572	128,445,732
Total		1,437,786,900
Wireless Telecommunication Services 1.0%
T-Mobile US, Inc.	633,673	159,679,259
Total Communication Services		2,135,455,256
Consumer Discretionary 8.2%
Automobiles 1.1%
Tesla, Inc.(a)	489,490	163,426,026
Broadline Retail 6.0%
Amazon.com, Inc.(a)	3,223,724	738,232,796
eBay, Inc.	2,137,440	193,673,439
Total		931,906,235
Hotels, Restaurants & Leisure 0.5%
Starbucks Corp.	888,849	78,387,593
Textiles, Apparel & Luxury Goods 0.6%
NIKE, Inc., Class B	627,563	48,554,549
Tapestry, Inc.	497,020	50,606,577
Total		99,161,126
Total Consumer Discretionary		1,272,880,980
Consumer Staples 2.1%
Consumer Staples Distribution & Retail 1.1%
Walmart, Inc.	1,745,090	169,238,828
Household Products 1.0%
Procter & Gamble Co. (The)	1,036,849	162,826,767
Total Consumer Staples		332,065,595
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 3.3%
Oil, Gas & Consumable Fuels 3.3%
Chevron Corp.	1,361,585	218,670,551
ConocoPhillips Co.	1,596,514	158,006,991
EOG Resources, Inc.	1,081,326	134,971,111
Total		511,648,653
Total Energy		511,648,653
Financials 15.4%
Banks 5.9%
Bank of America Corp.	6,450,723	327,309,685
JPMorgan Chase & Co.	1,221,949	368,319,868
Wells Fargo & Co.	2,765,911	227,302,566
Total		922,932,119
Capital Markets 4.4%
Blackrock, Inc.	230,673	260,000,765
Charles Schwab Corp. (The)	1,788,388	171,399,106
Morgan Stanley	863,835	129,989,891
S&P Global, Inc.	234,692	128,714,481
Total		690,104,243
Consumer Finance 1.0%
American Express Co.	466,958	154,693,846
Financial Services 2.9%
Block, Inc., Class A(a)	928,047	73,909,663
MasterCard, Inc., Class A	258,944	154,146,774
Visa, Inc., Class A	613,766	215,910,603
Total		443,967,040
Insurance 1.2%
Aon PLC, Class A	484,284	177,732,228
Total Financials		2,389,429,476
Health Care 10.6%
Biotechnology 2.4%
AbbVie, Inc.	546,324	114,946,570
Amgen, Inc.	290,926	83,702,319
Vertex Pharmaceuticals, Inc.(a)	460,364	180,011,531
Total		378,660,420
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Contrarian Core Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 3.5%
Abbott Laboratories	1,559,798	206,922,801
Boston Scientific Corp.(a)	1,193,152	125,877,536
Cooper Cos, Inc. (The)(a)	1,183,131	79,737,114
Zimmer Biomet Holdings, Inc.	1,257,137	133,382,236
Total		545,919,687
Health Care Providers & Services 1.1%
Cigna Group (The)	285,969	86,039,493
Henry Schein, Inc.(a)	1,254,655	87,298,895
Total		173,338,388
Life Sciences Tools & Services 1.6%
Agilent Technologies, Inc.	684,710	86,040,659
Thermo Fisher Scientific, Inc.	312,807	154,126,265
Total		240,166,924
Pharmaceuticals 2.0%
Eli Lilly & Co.	425,862	311,977,984
Total Health Care		1,650,063,403
Industrials 8.8%
Aerospace & Defense 2.9%
Boeing Co. (The)(a)	894,654	209,957,401
General Electric Co.	300,573	82,717,690
RTX Corp.	1,026,307	162,772,290
Total		455,447,381
Electrical Equipment 1.4%
Eaton Corp. PLC	305,839	106,780,628
GE Vernova, Inc.	179,242	109,869,969
Total		216,650,597
Ground Transportation 1.8%
Uber Technologies, Inc.(a)	2,362,454	221,480,062
Union Pacific Corp.	286,247	63,996,242
Total		285,476,304
Industrial Conglomerates 1.2%
Honeywell International, Inc.	836,993	183,719,963
Machinery 0.9%
Parker-Hannifin Corp.	97,633	74,137,619
Stanley Black & Decker, Inc.	879,304	65,323,494
Total		139,461,113
Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services 0.6%
Jacobs Solutions, Inc.	633,087	92,576,312
Total Industrials		1,373,331,670
Information Technology 32.9%
Electronic Equipment, Instruments & Components 1.1%
TE Connectivity PLC	809,634	167,189,421
IT Services 1.0%
MongoDB, Inc.(a)	202,885	64,032,535
Okta, Inc.(a)	995,168	92,321,735
Total		156,354,270
Semiconductors & Semiconductor Equipment 13.1%
Applied Materials, Inc.	713,825	114,754,507
Broadcom, Inc.	1,168,891	347,616,494
Lam Research Corp.	1,043,341	104,490,601
Marvell Technology, Inc.	361,078	22,699,168
Microchip Technology, Inc.	621,815	40,417,975
NVIDIA Corp.	7,642,792	1,331,221,511
ON Semiconductor Corp.(a)	1,526,645	75,706,326
Total		2,036,906,582
Software 11.0%
Intuit, Inc.	337,979	225,431,993
Microsoft Corp.	2,481,110	1,257,153,626
Palo Alto Networks, Inc.(a)	348,925	66,477,191
Synopsys, Inc.(a)	268,965	162,325,757
Total		1,711,388,567
Technology Hardware, Storage & Peripherals 6.7%
Apple, Inc.	3,885,191	901,908,239
Dell Technologies, Inc.	1,121,129	136,945,907
Total		1,038,854,146
Total Information Technology		5,110,692,986
Materials 0.9%
Chemicals 0.9%
International Flavors & Fragrances, Inc.	946,986	63,931,025
Sherwin-Williams Co. (The)	209,128	76,505,296
Total		140,436,321
Total Materials		140,436,321
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Contrarian Core Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 0.9%
Real Estate Management & Development 0.1%
CoStar Group, Inc.(a)	179,872	16,096,745
Specialized REITs 0.8%
American Tower Corp.	601,014	122,516,704
Total Real Estate		138,613,449
Utilities 2.1%
Multi-Utilities 2.1%
DTE Energy Co.	1,266,912	173,123,525
Public Service Enterprise Group, Inc.	1,966,529	161,904,333
Total		335,027,858
Total Utilities		335,027,858
Total Common Stocks (Cost $7,390,573,943)		15,389,645,647

Money Market Funds 0.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.463%(b),(c)	138,408,661	138,367,138
Total Money Market Funds (Cost $138,354,826)		138,367,138
Total Investments in Securities (Cost: $7,528,928,769)		15,528,012,785
Other Assets & Liabilities, Net		23,391,735
Net Assets		15,551,404,520
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at August 31, 2025.
(c)
Under Section 2(a)(3) of the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended August 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.463%
	317,176,242	2,652,075,145	(2,830,840,157)	(44,092)	138,367,138	20,462	11,156,158	138,408,661
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Contrarian Core Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Fair value measurements   (continued)
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	2,135,455,256	—	—	2,135,455,256
Consumer Discretionary	1,272,880,980	—	—	1,272,880,980
Consumer Staples	332,065,595	—	—	332,065,595
Energy	511,648,653	—	—	511,648,653
Financials	2,389,429,476	—	—	2,389,429,476
Health Care	1,650,063,403	—	—	1,650,063,403
Industrials	1,373,331,670	—	—	1,373,331,670
Information Technology	5,110,692,986	—	—	5,110,692,986
Materials	140,436,321	—	—	140,436,321
Real Estate	138,613,449	—	—	138,613,449
Utilities	335,027,858	—	—	335,027,858
Total Common Stocks	15,389,645,647	—	—	15,389,645,647
Money Market Funds	138,367,138	—	—	138,367,138
Total Investments in Securities	15,528,012,785	—	—	15,528,012,785
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Contrarian Core Fund  | 2025

Statement of Assets and Liabilities
August 31, 2025

Assets
Investments in securities, at value
Unaffiliated issuers (cost $7,390,573,943)	$15,389,645,647
Affiliated issuers (cost $138,354,826)	138,367,138
Receivable for:
Investments sold	44,006,033
Capital shares sold	5,516,338
Dividends	15,004,085
Foreign tax reclaims	144,264
Prepaid expenses	67,200
Deferred compensation of board members	1,112,481
Other assets	1,449
Total assets	15,593,864,635
Liabilities
Payable for:
Investments purchased	13,554,390
Capital shares redeemed	25,680,135
Management services fees	257,387
Distribution and/or service fees	28,178
Transfer agent fees	1,290,269
Compensation of board members	15,372
Other expenses	243,844
Deferred compensation of board members	1,390,540
Total liabilities	42,460,115
Net assets applicable to outstanding capital stock	$15,551,404,520
Represented by
Paid in capital	6,867,651,564
Total distributable earnings (loss)	8,683,752,956
Total - representing net assets applicable to outstanding capital stock	$15,551,404,520
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Contrarian Core Fund  | 2025

Statement of Assets and Liabilities (continued)
August 31, 2025
Class A
Net assets	$2,692,111,350
Shares outstanding	69,392,780
Net asset value per share	$38.80
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$41.17
Class C
Net assets	$272,424,491
Shares outstanding	8,598,908
Net asset value per share	$31.68
Institutional Class
Net assets	$6,619,325,644
Shares outstanding	168,142,071
Net asset value per share	$39.37
Institutional 2 Class
Net assets	$786,382,769
Shares outstanding	19,406,013
Net asset value per share	$40.52
Institutional 3 Class
Net assets	$3,919,179,634
Shares outstanding	96,583,637
Net asset value per share	$40.58
Class R
Net assets	$151,677,290
Shares outstanding	3,914,304
Net asset value per share	$38.75
Class S
Net assets	$1,110,303,342
Shares outstanding	28,201,810
Net asset value per share	$39.37
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Contrarian Core Fund  | 2025

Statement of Operations
Year Ended August 31, 2025

Net investment income
Income:
Dividends — unaffiliated issuers	$153,602,427
Dividends — affiliated issuers	11,156,158
Interfund lending	488
Foreign taxes withheld	(385,636)
Total income	164,373,437
Expenses:
Management services fees	87,602,264
Distribution and/or service fees
Class A	6,293,111
Class C	2,722,435
Class R	719,683
Transfer agent fees
Class A	3,107,880
Advisor Class	207,782
Class C	335,922
Institutional Class	7,406,589
Institutional 2 Class	409,800
Institutional 3 Class	194,764
Class R	177,710
Class S	1,214,725
Custodian fees	70,569
Printing and postage fees	434,949
Registration fees	283,063
Accounting services fees	32,923
Legal fees	237,258
Compensation of chief compliance officer	2,513
Compensation of board members	163,704
Deferred compensation of board members	60,115
Other	227,103
Total expenses	111,904,862
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(901,978)
Expense reduction	(3,019)
Total net expenses	110,999,865
Net investment income	53,373,572
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	841,599,858
Investments — affiliated issuers	20,462
Foreign currency translations	(17,347)
Net realized gain	841,602,973
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	1,202,541,916
Investments — affiliated issuers	(44,092)
Net change in unrealized appreciation (depreciation)	1,202,497,824
Net realized and unrealized gain	2,044,100,797
Net increase in net assets resulting from operations	$2,097,474,369
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Contrarian Core Fund  | 2025

Statement of Changes in Net Assets

	Year Ended August 31, 2025	Year Ended August 31, 2024
Operations
Net investment income	$53,373,572	$79,862,045
Net realized gain	841,602,973	1,310,775,641
Net change in unrealized appreciation (depreciation)	1,202,497,824	1,841,394,299
Net increase in net assets resulting from operations	2,097,474,369	3,232,031,985
Distributions to shareholders
Net investment income and net realized gains
Class A	(223,978,875)	(60,520,947)
Advisor Class	—	(17,717,185)
Class C	(28,924,780)	(8,917,997)
Institutional Class	(540,705,300)	(154,639,851)
Institutional 2 Class	(66,173,337)	(27,768,398)
Institutional 3 Class	(333,013,353)	(93,055,538)
Class R	(12,469,008)	(3,346,576)
Class S	(100,065,516)	—
Total distributions to shareholders	(1,305,330,169)	(365,966,492)
Increase in net assets from capital stock activity	145,167,890	124,917,737
Total increase in net assets	937,312,090	2,990,983,230
Net assets at beginning of year	14,614,092,430	11,623,109,200
Net assets at end of year	$15,551,404,520	$14,614,092,430
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Contrarian Core Fund  | 2025

Statement of Changes in Net Assets  (continued)

	Year Ended		Year Ended
	August 31, 2025		August 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	6,148,514	221,026,525	14,497,532	462,877,609
Distributions reinvested	5,670,423	204,021,810	1,827,261	54,854,367
Shares redeemed	(10,558,553)	(378,798,385)	(9,995,551)	(327,581,969)
Net increase	1,260,384	46,249,950	6,329,242	190,150,007
Advisor Class
Shares sold	1,256,291	49,505,203	5,322,084	182,220,256
Distributions reinvested	—	—	548,582	17,121,246
Shares redeemed	(20,953,039)	(839,362,650)	(4,609,215)	(156,509,737)
Net increase (decrease)	(19,696,748)	(789,857,447)	1,261,451	42,831,765
Class C
Shares sold	1,524,178	44,951,386	1,826,103	49,910,833
Distributions reinvested	950,596	28,080,615	345,319	8,702,052
Shares redeemed	(3,356,887)	(99,373,611)	(4,782,708)	(130,518,184)
Net decrease	(882,113)	(26,341,610)	(2,611,286)	(71,905,299)
Institutional Class
Shares sold	47,876,070	1,791,792,355	33,606,530	1,088,411,139
Distributions reinvested	13,941,334	508,022,204	4,799,197	145,751,615
Shares redeemed	(63,755,211)	(2,365,835,110)	(29,215,821)	(959,956,835)
Net increase (decrease)	(1,937,807)	(66,020,551)	9,189,906	274,205,919
Institutional 2 Class
Shares sold	2,976,021	112,913,841	6,814,840	227,584,252
Distributions reinvested	1,760,970	66,018,787	890,086	27,743,970
Shares redeemed	(6,378,150)	(238,801,853)	(12,763,829)	(456,721,660)
Net decrease	(1,641,159)	(59,869,225)	(5,058,903)	(201,393,438)
Institutional 3 Class
Shares sold	16,569,594	618,666,046	20,344,587	688,963,686
Distributions reinvested	7,216,512	270,835,711	2,446,580	76,333,299
Shares redeemed	(24,040,421)	(915,229,458)	(19,837,316)	(675,502,300)
Net increase (decrease)	(254,315)	(25,727,701)	2,953,851	89,794,685
Class R
Shares sold	410,439	14,887,280	670,439	21,684,809
Distributions reinvested	345,159	12,425,714	110,781	3,328,963
Shares redeemed	(752,541)	(26,945,440)	(968,553)	(31,254,050)
Net increase (decrease)	3,057	367,554	(187,333)	(6,240,278)
Class S
Shares sold	30,389,484	1,147,051,710	—	—
Distributions reinvested	2,745,973	100,063,243	—	—
Shares redeemed	(4,933,647)	(180,748,033)	—	—
Net increase	28,201,810	1,066,366,920	—	—
Class V
Shares sold	—	—	7,629	221,886
Shares redeemed	—	—	(6,343,930)	(192,747,510)
Net decrease	—	—	(6,336,301)	(192,525,624)
Total net increase	5,053,109	145,167,890	5,540,627	124,917,737
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Contrarian Core Fund  | 2025

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 8/31/2025	$36.94	0.05	5.15	5.20	(0.12)	(3.22)	(3.34)
Year Ended 8/31/2024	$29.86	0.13	7.85	7.98	(0.11)	(0.79)	(0.90)
Year Ended 8/31/2023	$27.82	0.11	4.46	4.57	(0.06)	(2.47)	(2.53)
Year Ended 8/31/2022	$36.54	0.10	(4.35)	(4.25)	(0.07)	(4.40)	(4.47)
Year Ended 8/31/2021	$29.79	0.09	8.94	9.03	(0.17)	(2.11)	(2.28)
Class C
Year Ended 8/31/2025	$30.84	(0.18)	4.24	4.06	—	(3.22)	(3.22)
Year Ended 8/31/2024	$25.15	(0.09)	6.57	6.48	—	(0.79)	(0.79)
Year Ended 8/31/2023	$23.94	(0.08)	3.76	3.68	—	(2.47)	(2.47)
Year Ended 8/31/2022	$32.19	(0.12)	(3.73)	(3.85)	—	(4.40)	(4.40)
Year Ended 8/31/2021	$26.53	(0.13)	7.90	7.77	—	(2.11)	(2.11)
Institutional Class
Year Ended 8/31/2025	$37.44	0.14	5.22	5.36	(0.21)	(3.22)	(3.43)
Year Ended 8/31/2024	$30.25	0.22	7.94	8.16	(0.18)	(0.79)	(0.97)
Year Ended 8/31/2023	$28.16	0.18	4.52	4.70	(0.14)	(2.47)	(2.61)
Year Ended 8/31/2022	$36.92	0.18	(4.38)	(4.20)	(0.16)	(4.40)	(4.56)
Year Ended 8/31/2021	$30.07	0.18	9.02	9.20	(0.24)	(2.11)	(2.35)
Institutional 2 Class
Year Ended 8/31/2025	$38.44	0.18	5.36	5.54	(0.24)	(3.22)	(3.46)
Year Ended 8/31/2024	$31.03	0.25	8.15	8.40	(0.20)	(0.79)	(0.99)
Year Ended 8/31/2023	$28.82	0.21	4.63	4.84	(0.16)	(2.47)	(2.63)
Year Ended 8/31/2022	$37.68	0.21	(4.49)	(4.28)	(0.18)	(4.40)	(4.58)
Year Ended 8/31/2021	$30.64	0.20	9.21	9.41	(0.26)	(2.11)	(2.37)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Contrarian Core Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 8/31/2025	$38.80	14.79%	0.98%	0.98% (c)	0.15%	48%	$2,692,111
Year Ended 8/31/2024	$36.94	27.42%	0.99%	0.97% (c)	0.40%	51%	$2,516,816
Year Ended 8/31/2023	$29.86	18.28%	1.00%	0.98% (c)	0.41%	40%	$1,845,563
Year Ended 8/31/2022	$27.82	(13.34% )	0.99%	0.99% (c)	0.32%	49%	$1,671,377
Year Ended 8/31/2021	$36.54	32.15%	1.00% (d)	1.00% (c),(d)	0.29%	47%	$2,061,801
Class C
Year Ended 8/31/2025	$31.68	13.93%	1.73%	1.73% (c)	(0.60% )	48%	$272,424
Year Ended 8/31/2024	$30.84	26.45%	1.74%	1.72% (c)	(0.35% )	51%	$292,411
Year Ended 8/31/2023	$25.15	17.38%	1.75%	1.73% (c)	(0.34% )	40%	$304,121
Year Ended 8/31/2022	$23.94	(13.95% )	1.74%	1.74% (c)	(0.44% )	49%	$378,576
Year Ended 8/31/2021	$32.19	31.14%	1.75% (d)	1.75% (c),(d)	(0.45% )	47%	$552,047
Institutional Class
Year Ended 8/31/2025	$39.37	15.06%	0.73%	0.73% (c)	0.40%	48%	$6,619,326
Year Ended 8/31/2024	$37.44	27.72%	0.74%	0.72% (c)	0.65%	51%	$6,367,104
Year Ended 8/31/2023	$30.25	18.58%	0.75%	0.73% (c)	0.66%	40%	$4,866,117
Year Ended 8/31/2022	$28.16	(13.09% )	0.74%	0.74% (c)	0.57%	49%	$4,351,597
Year Ended 8/31/2021	$36.92	32.47%	0.75% (d)	0.75% (c),(d)	0.54%	47%	$5,311,382
Institutional 2 Class
Year Ended 8/31/2025	$40.52	15.13%	0.66%	0.66%	0.47%	48%	$786,383
Year Ended 8/31/2024	$38.44	27.81%	0.67%	0.65%	0.73%	51%	$809,026
Year Ended 8/31/2023	$31.03	18.66%	0.68%	0.66%	0.73%	40%	$810,032
Year Ended 8/31/2022	$28.82	(13.03% )	0.67%	0.67%	0.64%	49%	$667,505
Year Ended 8/31/2021	$37.68	32.58%	0.68% (d)	0.68% (d)	0.61%	47%	$858,820
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Contrarian Core Fund  | 2025

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Year Ended 8/31/2025	$38.48	0.19	5.38	5.57	(0.25)	(3.22)	(3.47)
Year Ended 8/31/2024	$31.06	0.26	8.16	8.42	(0.21)	(0.79)	(1.00)
Year Ended 8/31/2023	$28.85	0.22	4.63	4.85	(0.17)	(2.47)	(2.64)
Year Ended 8/31/2022	$37.72	0.22	(4.49)	(4.27)	(0.20)	(4.40)	(4.60)
Year Ended 8/31/2021	$30.67	0.22	9.21	9.43	(0.27)	(2.11)	(2.38)
Class R
Year Ended 8/31/2025	$36.90	(0.04)	5.14	5.10	(0.03)	(3.22)	(3.25)
Year Ended 8/31/2024	$29.84	0.05	7.84	7.89	(0.04)	(0.79)	(0.83)
Year Ended 8/31/2023	$27.80	0.04	4.47	4.51	—	(2.47)	(2.47)
Year Ended 8/31/2022	$36.52	0.02	(4.34)	(4.32)	—	(4.40)	(4.40)
Year Ended 8/31/2021	$29.78	0.01	8.94	8.95	(0.10)	(2.11)	(2.21)
Class S
Year Ended 8/31/2025(e)	$37.52	0.13	5.15	5.28	(0.21)	(3.22)	(3.43)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Contrarian Core Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Year Ended 8/31/2025	$40.58	15.22%	0.62%	0.61%	0.52%	48%	$3,919,180
Year Ended 8/31/2024	$38.48	27.87%	0.62%	0.60%	0.77%	51%	$3,726,764
Year Ended 8/31/2023	$31.06	18.70%	0.63%	0.61%	0.78%	40%	$2,916,211
Year Ended 8/31/2022	$28.85	(13.00% )	0.62%	0.62%	0.69%	49%	$2,642,362
Year Ended 8/31/2021	$37.72	32.64%	0.63% (d)	0.63% (d)	0.66%	47%	$3,338,749
Class R
Year Ended 8/31/2025	$38.75	14.50%	1.23%	1.23% (c)	(0.10% )	48%	$151,677
Year Ended 8/31/2024	$36.90	27.07%	1.24%	1.22% (c)	0.15%	51%	$144,334
Year Ended 8/31/2023	$29.84	17.99%	1.25%	1.23% (c)	0.16%	40%	$122,288
Year Ended 8/31/2022	$27.80	(13.55% )	1.24%	1.24% (c)	0.07%	49%	$113,472
Year Ended 8/31/2021	$36.52	31.83%	1.25% (d)	1.25% (c),(d)	0.04%	47%	$143,336
Class S
Year Ended 8/31/2025 (e)	$39.37	14.82%	0.74%	0.73%	0.40%	48%	$1,110,303
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Contrarian Core Fund  | 2025

Notes to Financial Statements
August 31, 2025
Note 1. Organization
Columbia Contrarian Core Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class, Institutional 2 Class, Institutional 3 Class, Class R and Class S shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus. Class S shares commenced operations on October 2, 2024.
The Board of Trustees of the Fund approved a proposal to permit the exchange of Institutional Class shares held by certain financial intermediaries and omnibus group retirement plans, with specific permission from Columbia Management Investment Distributors, Inc., for newly created Class S shares. Effective on October 4, 2024, shares held by those certain Institutional Class shareholders of the Fund were exchanged for Class S shares of the Fund. This was a tax-free transaction for existing Institutional Class shareholders.
In addition, the Board of Trustees of the Fund approved the conversion of all Advisor Class shares of the Fund to Institutional Class shares of the Fund and the subsequent elimination of Advisor Class shares. Effective on November 22, 2024, Advisor Class shares of the Fund were converted to Institutional Class shares of the Fund. This was a tax-free transaction for existing Advisor Class shareholders.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or its results of operations. The intent of the ASU 2023-07 is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures.

Columbia Contrarian Core Fund  | 2025

Notes to Financial Statements (continued)
August 31, 2025
The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Columbia Contrarian Core Fund  | 2025

Notes to Financial Statements (continued)
August 31, 2025
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.

Columbia Contrarian Core Fund  | 2025

Notes to Financial Statements (continued)
August 31, 2025
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Accounting Standards Update 2023-09 Income Taxes (Topic 740)
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management expects that the adoption of the amendments will not have a material impact on its financial statements.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.77% to 0.555% as the Fund’s net assets increase. The effective management services fee rate for the year ended August 31, 2025 was 0.600% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Columbia Contrarian Core Fund  | 2025

Notes to Financial Statements (continued)
August 31, 2025
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the year ended August 31, 2025, the Fund’s effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.12
Advisor Class	0.03 (a)
Class C	0.12
Institutional Class	0.12
Institutional 2 Class	0.05
Institutional 3 Class	0.01
Class R	0.12
Class S	0.12 (b)

(a)	Unannualized.
(b)	Annualized.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the year ended August 31, 2025, these minimum account balance fees reduced total expenses of the Fund by $3,019.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75% and 0.50% of the average daily net assets attributable to Class A, Class C and Class R shares of the Fund, respectively.

Columbia Contrarian Core Fund  | 2025

Notes to Financial Statements (continued)
August 31, 2025
Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund’s average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund’s average daily net assets attributable to Class A shares.
Sales charges (unaudited)
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the year ended August 31, 2025, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00 (a)	1,564,052
Class C	—	1.00 (b)	22,520

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	January 1, 2025 through December 31, 2025 (%)	Prior to January 1, 2025 (%)
Class A	0.99	0.97
Class C	1.74	1.72
Institutional Class	0.74	0.72
Institutional 2 Class	0.67	0.65
Institutional 3 Class	0.63	0.60
Class R	1.24	1.22
Class S	0.74	0.72
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Columbia Contrarian Core Fund  | 2025

Notes to Financial Statements (continued)
August 31, 2025
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At August 31, 2025, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, post-October capital losses, trustees’ deferred compensation, foreign currency transactions, distribution reclassifications and earnings and profits distributed to shareholders on the redemption of shares. To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The following reclassifications were made:
Undistributed net investment income ($)	Accumulated net realized gain ($)	Paid in capital ($)
(17,521)	(50,457,479)	50,475,000
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
The tax character of distributions paid during the years indicated was as follows:
Year Ended August 31, 2025			Year Ended August 31, 2024
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
111,280,927	1,194,049,242	1,305,330,169	66,132,341	299,834,150	365,966,491
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At August 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized appreciation ($)
32,637,012	791,865,713	—	7,945,121,480
At August 31, 2025, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
7,582,891,305	8,021,402,633	(76,281,153)	7,945,121,480
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. As of August 31, 2025, the Fund will elect to treat the following late-year ordinary losses and post-October capital losses as arising on September 1, 2025.
Late year ordinary losses ($)	Post-October capital losses ($)
—	84,480,708

Columbia Contrarian Core Fund  | 2025

Notes to Financial Statements (continued)
August 31, 2025
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $6,982,975,974 and $7,911,058,562, respectively, for the year ended August 31, 2025. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the year ended August 31, 2025 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	450,000	4.88	8
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at August 31, 2025.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included
Columbia Contrarian Core Fund  | 2025

Notes to Financial Statements (continued)
August 31, 2025
in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended August 31, 2025.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s NAV may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At August 31, 2025, affiliated shareholders of record owned 26.8% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted below, there were no items requiring adjustment of the financial statements or additional disclosure.
The Board of Trustees of the Fund approved a custody agreement with State Street Bank and Trust Company (State Street). The transition of custody services to State Street is expected to be completed by December, 2026. In addition, the Board approved the engagement by the Investment Manager of State Street as sub-administrator. In such capacity, and subject to the supervision and direction of the Investment Manager, State Street will provide certain sub-administration services to the Fund, including fund accounting and financial reporting services.

Columbia Contrarian Core Fund  | 2025

Notes to Financial Statements (continued)
August 31, 2025
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Contrarian Core Fund  | 2025

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust I and Shareholders of Columbia Contrarian Core Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Contrarian Core Fund (one of the funds constituting Columbia Funds Series Trust I, referred to hereafter as the "Fund") as of August 31, 2025, the related statement of operations for the year ended August 31, 2025, the statement of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2025 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
October 24, 2025
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.

Columbia Contrarian Core Fund  | 2025

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended August 31, 2025. Shareholders will be notified in early 2026 of the amounts for use in preparing 2025 income tax returns.
Qualified dividend income	Dividends received deduction	Capital gain dividend
100.00%	100.00%	$951,068,167
Qualified dividend income. For taxable, non-corporate shareholders, the percentage of ordinary income distributed during the fiscal year that represents qualified dividend income subject to reduced tax rates.
Dividends received deduction. The percentage of ordinary income distributed during the fiscal year that qualifies for the corporate dividends received deduction.
Capital gain dividend. The Fund designates as a capital gain dividend the amount reflected above, or if subsequently determined to be different, the net capital gain of such fiscal period.
Columbia Contrarian Core Fund  | 2025

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Contrarian Core Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2025, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 26, 2025 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement.  Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and

Columbia Contrarian Core Fund  | 2025

Approval of Management Agreement (continued)
(Unaudited)
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2024 in the performance of administrative services, and noted the various enhancements anticipated for 2025.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund.  The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses
Columbia Contrarian Core Fund  | 2025

Approval of Management Agreement (continued)
(Unaudited)
with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager, including vehicles subadvised by the Investment Manager, and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2024 had increased from 2023 levels due to a variety of factors, including the increased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 26, 2025, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.

Columbia Contrarian Core Fund  | 2025

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Columbia Contrarian Core Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN133_08_R01_(10/25)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in "Compensation of board members" and "Deferred compensation of board members" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.  Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in "Compensation of chief compliance officer" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are effective and adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, President and Principal Executive Officer

Date	October 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, President and Principal Executive Officer

Date	October 24, 2025

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Financial Officer, Chief Accounting
Officer and Principal Financial Officer

Date	October 24, 2025